INCOME TAX - NOL expiration (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
INCOME TAX
2026	¥ 32,533,742	$ 4,541,535
2027	27,137,905	3,788,305
2028	34,868,363	4,867,436
2029	20,017,992	2,794,404
2030	17,258,164	2,409,147
Total	¥ 131,816,166	$ 18,400,827	¥ 145,300,000